Summary of Significant Accounting Policies - Summary of Aging of Past Due Quality Assurance Receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	¥ 2,163,508	¥ 1,966,384
Quality Assurance Receivable Gross	2,285,007	2,044,159
Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	80,350	49,807
Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	15,150	10,589
Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	13,614	9,015
Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	12,385	8,364
Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	121,499	77,775
New Borrowers [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	429,137	315,988
Quality Assurance Receivable Gross	454,400	328,821
New Borrowers [Member] | Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	18,339	8,505
New Borrowers [Member] | Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	2,540	1,601
New Borrowers [Member] | Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	2,338	1,377
New Borrowers [Member] | Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	2,046	1,350
New Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	25,263	12,833
Repeat Borrowers [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	1,734,371	1,650,396
Quality Assurance Receivable Gross	1,830,607	1,715,338
Repeat Borrowers [Member] | Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	62,011	41,302
Repeat Borrowers [Member] | Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	12,610	8,988
Repeat Borrowers [Member] | Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	11,276	7,638
Repeat Borrowers [Member] | Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	10,339	7,014
Repeat Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	¥ 96,236	¥ 64,942